GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

 Schedule of Investments

 at September 30, 2020 (Unaudited)

Shares	Common Stocks: 101.6%	Value
	Electrification: 31.3%
4,500	APTIV PLC	$412,560
8,750	Gentherm Inc.*	357,875
8,180	Hella GmbH & Co. KGaA	411,980
12,210	Johnson Matthey PLC	370,319
850	LG Chem Ltd.	476,356
18,900	ON Semiconductor Corp.*	409,941
1,260	Samsung SDI Co., Ltd.	468,696
3,900	Schneider Electric SE	483,306
8,600	Sensata Technologies Holding*	371,004
150,000	Tianneng Power International	270,782
		4,032,819

	Energy Efficiency: 11.6%
14,800	Ameresco PLC*	494,320
5,670	Kingspan Group PLC	516,249
18,955	Nibe Industrier AB - B Shares	487,713
		1,498,282

	Renewable Energy Generation: 28.4%
9,100	Albioma SA	474,705
648,000	China Longyuan Power Group Corp. - H Shares	406,980
1,359,000	China Suntien Green Energy Corp. Ltd. - H Shares	353,457
39,270	Iberdrola SA	481,936
1,750	Nextera Energy Inc.	485,730
7,759	Ormat Technologies Inc.	458,634
18,290	Siemens Gamesa Renewable Energy	493,215
40,500	TransAlta Renewables Inc.	508,797
		3,663,454
	Renewal Equipment Manufacturing: 30.3%
14,200	Canadian Solar Inc.*	498,420
3,550	Daqo New Energy Corp.*	480,102
3,200	Enphase Energy Inc.*	264,288
7,600	First Solar Inc.*	503,120
6,500	Itron Inc.*	394,810
1,150	Solaredge Technologies Inc.*	274,103
14,100	TPI Composites Inc.*	408,336
3,225	Vestas Wind Systems A/S	521,022
346,200	Xinyi Solar Holdings Ltd.	558,592
		3,902,793

	Total Common Stocks	$13,097,348
	(cost $9,343,701)

	Total Investments in Securities	13,097,348
	(cost $9,343,701): 101.6%

	Liabilities in excess of assets: (1.6%)	(203,922)

	Net Assets: 100.0%	$12,893,426

*	Non-income producing security.

PLC - Public Limited Company